Guarantor and Non-Guarantor Supplemental Information (Schedule of Condensed Consolidating and Combining Statement of Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Statement Of Income Captions [Line Items]
Net income (loss)	$ (90,092)	$ (6,452)	$ (243,966)	$ (4,687)	$ 781	$ (4,075)	$ 2,205	$ 5,824	$ (345,197)	$ 4,735	$ 7,353
Amortization and recognition of unrecognized pension cost components, net of income taxes									(2,760)	0	0
Comprehensive income (loss)									(347,957)	4,735	7,353
Less: Comprehensive income (loss) attributable to noncontrolling interests									2,491	3,398	(448)
Comprehensive income (loss) attributable to Quorum Health Corporation									(350,448)	1,337	7,801
Reportable Legal Entities [Member] | Parent Issuer [Member]
Condensed Statement Of Income Captions [Line Items]
Net income (loss)									(334,026)	0	0
Amortization and recognition of unrecognized pension cost components, net of income taxes									(2,760)	0	0
Comprehensive income (loss)									(336,786)	0	0
Less: Comprehensive income (loss) attributable to noncontrolling interests									0	0	0
Comprehensive income (loss) attributable to Quorum Health Corporation									(336,786)	0	0
Reportable Legal Entities [Member] | Other Guarantors [Member]
Condensed Statement Of Income Captions [Line Items]
Net income (loss)									(227,949)	31,966	31,726
Amortization and recognition of unrecognized pension cost components, net of income taxes									(2,760)	0	0
Comprehensive income (loss)									(230,709)	31,966	31,726
Less: Comprehensive income (loss) attributable to noncontrolling interests									0	(621)	(2,325)
Comprehensive income (loss) attributable to Quorum Health Corporation									(230,709)	32,587	34,051
Reportable Legal Entities [Member] | Non-Guarantors [Member]
Condensed Statement Of Income Captions [Line Items]
Net income (loss)									(99,905)	(10,374)	(24,503)
Amortization and recognition of unrecognized pension cost components, net of income taxes									0	0	0
Comprehensive income (loss)									(99,905)	(10,374)	(24,503)
Less: Comprehensive income (loss) attributable to noncontrolling interests									2,491	4,019	1,877
Comprehensive income (loss) attributable to Quorum Health Corporation									(102,396)	(14,393)	(26,380)
Eliminations [Member]
Condensed Statement Of Income Captions [Line Items]
Net income (loss)									316,683	(16,857)	130
Amortization and recognition of unrecognized pension cost components, net of income taxes									2,760	0	0
Comprehensive income (loss)									319,443	(16,857)	130
Less: Comprehensive income (loss) attributable to noncontrolling interests									0	0	0
Comprehensive income (loss) attributable to Quorum Health Corporation									$ 319,443	$ (16,857)	$ 130